VALUED ADVISERS TRUST

LS Opportunity Fund

Supplement dated May 28, 2026 to the

Summary Prospectus

dated October 1, 2025

(as supplemented from time to time)

The following information supplements and supersedes any information to the contrary relating to LS Opportunity Fund (the “Fund”), a series of Valued Advisers Trust (the “Trust”), contained in the Fund’s Summary Prospectus dated October 1, 2025, as supplemented.

At a Special Meeting of Shareholders held on May 28, 2026, shareholders of the LS Opportunity Fund (the “Fund”) approved a new sub-advisory agreement between the Advisor and Grantham, Mayo, Van Otterloo & Co., LLC (“GMO”), under which GMO will serve as a new, long-term sub-adviser to the Fund.

As a result, effective May 29, 2026, the Summary Prospectus is amended as follows:

All references to Gator Capital Management, LLC or to the “Interim Sub-Advisor” are replaced with Grantham, Mayo, Van Otterloo & Co. LLC.

The sub-section titled “Portfolio Management” is deleted in its entirety and replaced with the following:

Portfolio Management

Investment Advisor – Long Short Advisors, LLC (the “Advisor”) is the investment manager of the Fund.

Investment Sub-Advisor – Grantham, Mayo, Van Otterloo & Co. LLC (the “Sub-Advisor”) is the sub-advisor of the Fund.

Portfolio Managers –

•	Lucas White – Co-Portfolio Manager of the Fund since May 29, 2026
•	Tom Hancock – Co-Portfolio Manager of the Fund since May 29, 2026

The section titled “PRINCIPAL INVESTMENT STRATEGIES” is deleted in its entirety and replaced with the following:

The Fund will employ a stock selection process on both the long and short side whereby investment decisions are based upon extensive analysis of the business and financial fundamentals concerning particular companies and their industries, leading to an assessment of the companies’ investment value. The Fund seeks to capitalize on significant differences between the current market price of a company’s stock and its current or expected future investment value. The Fund is expected to maintain a net long exposure over time, although net exposure may vary based on market conditions and investment opportunities. The Fund’s approach is designed to participate in rising markets while seeking to mitigate downside risk during periods of market stress, though there can be no assurance that such results will be achieved.

In implementing its strategies, the Fund generally intends to take positions in equity securities, including common and preferred stocks and securities convertible into equity securities, and in other investment

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companies. The Fund may also hold positions in foreign securities. The Fund will take long positions and sell securities short to implement its strategies. When the Fund takes a long position with respect to a particular security, the Fund purchases a security with the expectation that the price of the security will appreciate in the future. When the Fund sells securities short, the Fund takes a position with respect to that security that reflects its expectation that the price of the security will decline in the future. The Fund may invest in the securities of companies across all market capitalization sizes. The Sub-Advisor utilizes proprietary analytical frameworks and quantitative models in conjunction with fundamental research to select securities for the Fund’s portfolio as described more fully below.

On the long side, the Fund invests primarily in equity and equity-related securities of companies whose fundamentals (such as growth prospects and appropriate capital) combined with attractive valuations, indicate significant upside opportunity relative to downside risk. Particular emphasis is placed on identifying high-quality companies through a combination of quantitative screening and fundamental analysis, including evaluation of profitability, earnings stability, leverage, and intrinsic value, where position sizing is determined by the Sub-Advisor’s assessment of a company’s quality and valuation, with larger allocations made to companies viewed as higher quality and more attractively priced than their peers. Position sizes are also adjusted to maintain the Fund’s liquidity, to help maintain the Fund’s sector and market capitalization diversification, and manage overall portfolio risk. A high quality company, as viewed by the Sub-Advisor, is generally one that is able to generate high and sustainable returns on capital over time, supported by identifiable competitive advantages (such as networks, branding, scale of distribution, and stickiness of business) and a business model that is expected to remain relevant for the foreseeable future as this suggests that strong return on capital can be projected with more confidence. The Sub-Advisor believes that a timeframe of five to ten years is a reasonable horizon for evaluating business models, as it spans one or more full business cycles, typically lasting two to ten years, and provides sufficient time for technological, competitive, and economic forces to test the resilience and adaptability of a company’s underlying business fundamentals. In evaluating quality, the Sub-Advisor considers the strength and sustainability of earnings, competitive positioning, and management’s capital allocation practices, including disciplined reinvestment, prudent use of leverage, and returning capital to shareholders when appropriate.

Downside risk is evaluated through forward-looking analysis, including scenario-testing and sensitivity to changes in market conditions and valuation assumptions. The assessment of upside opportunity includes a focus on companies that are undergoing significant positive change and companies that are valued in the public markets at a discount to their intrinsic value. On the short side, the Fund takes positions primarily in equity and equity-related securities of low-quality companies, which, combined with unattractive valuations, indicate significant downside risk. A low-quality company is generally characterized by weaker or deteriorating fundamentals, which may include inconsistent or declining profitability, excessive leverage, poor capital allocation, structurally challenged business models, or competitive disadvantages. There is no explicit investment time horizon for a long or short position, but it expected that core long positions, on average, will be held for 5 years or more. On the short side of the portfolio, holding periods are generally expected to be 1 to 2 years.

The Fund intends to use a traditional “long/short” hedging strategy to reduce portfolio volatility relative to a long-only equity exposure and isolate stock selection as the primary driver of returns. The Fund is not designed to be market neutral and may maintain meaningful net exposure to equity markets.

The Fund may also use exchange-traded and over-the-counter (OTC) derivatives, exchange-traded funds (ETFs), depository receipts, and foreign currencies. The Fund may employ leverage, including through the use of derivatives and short positions, and may have gross investment exposure that exceeds its net assets. The use of leverage may amplify both gains and losses and involve additional risks. The derivative securities that the Fund may purchase or sell (short) include OTC swaps, which can be used as a substitute

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for direct investments in equity securities to obtain exposure in markets where it may be challenging or limited, and spot foreign exchange (FX) contracts, which can be utilized for trading in local markets. A swap is a derivative contract, typically over-the-counter (OTC), where two parties agree to exchange cash flows or liabilities based on an underlying financial instrument (e.g., interest rates, currencies, or equities) for a set period. A spot foreign exchange (FX) contract is an agreement to buy or sell a specified amount of one currency in exchange for another currency at the current market rate (i.e., the spot rate) for settlement on a near-immediate basis. For most currencies, settlement occurs within two business days (T+2) after the trade date, although certain pairs (e.g., USD/CAD) settle in one business day (T+1).

The Fund may reduce or eliminate a position if the Sub-Advisor believes the position (i) has a stock price that has risen rapidly to the point that the company has become expensive by historical standards and far outpaces the Sub-Advisor’s valuation assessment, (ii) has been revalued or downgraded in terms of quality as a result of new research, (iii) through the displacement in the portfolio by a better idea, or (iv) when a position increases too far beyond the Sub-Advisor’s desired weight and/or the increase in position size results in a sector, industry, or market capitalization size exposure on the portfolio level too far beyond the Sub-Advisors desired portfolio exposure.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

* * * * *

This Supplement, the Summary Prospectus, the Prospectus, and the Statement of Additional Information provide the information a prospective investor should know about the Fund and should be retained for future reference. You may obtain the Summary Prospectus, the Prospectus, or SAI without charge by calling the Fund at (877) 336-6763.

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VALUED ADVISERS TRUST

LS Opportunity Fund

Supplement dated May 28, 2026 to the

Prospectus

dated October 1, 2025

(as supplemented from time to time)

The following information supplements and supersedes any information to the contrary relating to LS Opportunity Fund (the “Fund”), a series of Valued Advisers Trust (the “Trust”), contained in the Fund’s Prospectus dated October 1, 2025, as supplemented.

At a Special Meeting of Shareholders held on May 28, 2026, shareholders of the LS Opportunity Fund (the “Fund”) approved a new sub-advisory agreement between the Advisor and Grantham, Mayo, Van Otterloo & Co., LLC (“GMO”), under which GMO will serve as a new, long-term sub-adviser to the Fund.

As a result, effective May 29, 2026, the Prospectus is amended as follows:

All references to Gator Capital Management, LLC or to the “Interim Sub-Advisor” are replaced with Grantham, Mayo, Van Otterloo & Co. LLC.

The sub-section titled “Portfolio Management” under the section titled SUMMARY SECTION is deleted in its entirety and replaced with the following:

Portfolio Management

Investment Advisor – Long Short Advisors, LLC (the “Advisor”) is the investment manager of the Fund.

Investment Sub-Advisor – Grantham, Mayo, Van Otterloo & Co. LLC (the “Sub-Advisor”) is the sub-advisor of the Fund.

Portfolio Managers –

•	Lucas White – Co-Portfolio Manager of the Fund since May 29, 2026
•	Tom Hancock – Co-Portfolio Manager of the Fund since May 29, 2026

The section titled “MANAGEMENT OF THE FUND” is deleted in its entirety and replaced with the following:

MANAGEMENT OF THE FUND

The Advisor's office is located at 3330 Fairchild Gardens Avenue, Suite 30428, Palm Beach Gardens, FL 33420. The Advisor is responsible for overseeing the operations of the Fund and the activities of the Sub-Advisor. The Sub-Advisor’s offices are located at 53 State Street, Suite 3300, Boston, MA 02109. The Sub-Advisor is responsible for managing the day-to-day investment decisions of the Fund.

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The Advisor, a Pennsylvania limited liability company, is a registered investment advisor founded in 2010. The Sub-Advisor, a Massachusetts limited liability company, is a registered investment advisor founded in 1979. As of February 28, 2026, the Sub-Advisor had over $82 billion of assets under management.

Management Fees

The Fund is required to pay the Advisor a fee equal to 1.75% of the Fund’s average daily net assets. The Sub-Advisor is paid by the Advisor for sub-advisory services computed and paid quarterly. As full compensation for services provided by the Sub-Advisor, the Advisor will pay to the Sub-Advisor a fee equal to 50% of the net management fee actually received by the Advisor from the Fund for the applicable period taking into consideration any expense limitation or fee waiver arrangements as described above and in this Prospectus.

The Fund’s SAI provides information about the business relationship between the Advisor and the Sub-Advisor. A discussion of the factors that the Board of Trustees (the “Board”) considered in approving the Fund’s advisory agreement is contained in the Fund’s annual report dated May 31, 2025, and a discussion of the factors that the Board considered in approving the sub-advisory agreement will be contained in the Fund’s annual report dated May 31, 2026.

The Advisor has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s net expenses (excluding borrowing costs such as interest and dividends on securities sold short, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses” (i.e., investment companies in which the Fund may invest), and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) do not exceed 1.95% of net assets. The contractual agreement is effective through September 30, 2027. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three years following such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment.

For the fiscal year ended May 31, 2025, the Advisor received fees equal to 1.72% of the average daily net assets of the Fund, after fee waivers. For the fiscal year ended May 31, 2025, the Fund’s previous sub-advisor, Prospector Partners, LLC, received fees equal to 0.86% of the average daily net assets of the Fund from the Advisor and stopped serving as sub-adviser to the Fund on December 30, 2025. The Fund’s interim sub-adviser, Gator Capital Management, LLC, served as an interim sub-adviser from December 30, 2025-May 29, 2026, so it was not paid any fees during the fiscal year ended May 31, 2025. The current Sub-Adviser began serving as the sub-adviser to the Fund on May 29, 2026, so it was not paid any fees during the fiscal year ended May 31, 2025.

Manager-of-Managers Order. The Advisor has applied for an exemptive order (the “Order”) from the SEC that will permit the Advisor, with the Board’s approval, to enter into and materially amend sub-advisory agreements with one or more sub-advisors without obtaining shareholder approval. The Advisor has responsibility, subject to oversight by the Board, to oversee the sub-advisors and recommend their hiring, termination and replacement. The Fund’s shareholders approved the Fund’s operation in this manner and approved the Fund’s reliance on the Order. The Order, once granted, will permit the Advisor, subject to the approval of the Board, to replace sub-advisors or amend sub-advisory agreements, including fees, without shareholder approval whenever the Advisor and the Trustees believe such action will benefit the Fund and its shareholders.

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Portfolio Management

Tom Hancock and Lucas White serve as the Portfolio Managers for the Fund and are jointly responsible for the day-to-day management of the Fund’s portfolio.

Tom Hancock

Dr. Hancock is the Head of GMO’s Focused Equity team and a portfolio manager for GMO’s Quality Strategies. Dr. Hancock is a partner of the firm. Previously at GMO, he was Co-Head of the Global Equity team. Prior to joining GMO in 1995, he was a research scientist at Siemens and a software engineer at IBM. Dr. Hancock holds BS and MS degrees from Rensselaer Polytechnic Institute and a PhD in Computer Science from Harvard University.

Lucas White

Mr. White is the lead portfolio manager for GMO's Resources, Climate Change, and Quality Spectrum strategies. He is a member of GMO’s Focused Equity team and a partner of the firm. Previously at GMO, Mr. White was engaged in portfolio management for the Global Equity team, including responsibilities for the Quality, Tactical Opportunities, and U.S. Growth Strategies. Prior to joining GMO in 2006, he worked at Standish Mellon Asset Management and MFS. Mr. White earned his bachelor's degree in Economics and Psychology from Duke University. He is a CFA charterholder.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of shares of the Fund, if any.

The section titled “PRINCIPAL INVESTMENT STRATEGIES” in the Summary Section and in Additional Information About the Fund’s Principal Investment Strategies and Related Risks is deleted in its entirety and replaced with the following:

The Fund will employ a stock selection process on both the long and short side whereby investment decisions are based upon extensive analysis of the business and financial fundamentals concerning particular companies and their industries, leading to an assessment of the companies’ investment value. The Fund seeks to capitalize on significant differences between the current market price of a company’s stock and its current or expected future investment value. The Fund is expected to maintain a net long exposure over time, although net exposure may vary based on market conditions and investment opportunities. The Fund’s approach is designed to participate in rising markets while seeking to mitigate downside risk during periods of market stress, though there can be no assurance that such results will be achieved.

In implementing its strategies, the Fund generally intends to take positions in equity securities, including common and preferred stocks and securities convertible into equity securities, and in other investment companies. The Fund may also hold positions in foreign securities. The Fund will take long positions and sell securities short to implement its strategies. When the Fund takes a long position with respect to a particular security, the Fund purchases a security with the expectation that the price of the security will appreciate in the future. When the Fund sells securities short, the Fund takes a position with respect to that security that reflects its expectation that the price of the security will decline in the future. The Fund may invest in the securities of companies across all market capitalization sizes. The Sub-Advisor utilizes proprietary analytical frameworks and quantitative models in conjunction with fundamental research to select securities for the Fund’s portfolio as described more fully below.

On the long side, the Fund invests primarily in equity and equity-related securities of companies whose fundamentals (such as growth prospects and appropriate capital) combined with attractive valuations, indicate significant upside opportunity relative to downside risk. Particular emphasis is placed on identifying high-quality companies through a combination of quantitative screening and fundamental

6

analysis, including evaluation of profitability, earnings stability, leverage, and intrinsic value, where position sizing is determined by the Sub-Advisor’s assessment of a company’s quality and valuation, with larger allocations made to companies viewed as higher quality and more attractively priced than their peers. Position sizes are also adjusted to maintain the Fund’s liquidity, to help maintain the Fund’s sector and market capitalization diversification, and manage overall portfolio risk. A high quality company, as viewed by the Sub-Advisor, is generally one that is able to generate high and sustainable returns on capital over time, supported by identifiable competitive advantages (such as networks, branding, scale of distribution, and stickiness of business) and a business model that is expected to remain relevant for the foreseeable future as this suggests that strong return on capital can be projected with more confidence. The Sub-Advisor believes that a timeframe of five to ten years is a reasonable horizon for evaluating business models, as it spans one or more full business cycles, typically lasting two to ten years, and provides sufficient time for technological, competitive, and economic forces to test the resilience and adaptability of a company’s underlying business fundamentals. In evaluating quality, the Sub-Advisor considers the strength and sustainability of earnings, competitive positioning, and management’s capital allocation practices, including disciplined reinvestment, prudent use of leverage, and returning capital to shareholders when appropriate.

Downside risk is evaluated through forward-looking analysis, including scenario-testing and sensitivity to changes in market conditions and valuation assumptions. The assessment of upside opportunity includes a focus on companies that are undergoing significant positive change and companies that are valued in the public markets at a discount to their intrinsic value. On the short side, the Fund takes positions primarily in equity and equity-related securities of low-quality companies, which, combined with unattractive valuations, indicate significant downside risk. A low-quality company is generally characterized by weaker or deteriorating fundamentals, which may include inconsistent or declining profitability, excessive leverage, poor capital allocation, structurally challenged business models, or competitive disadvantages. There is no explicit investment time horizon for a long or short position, but it expected that core long positions, on average, will be held for 5 years or more. On the short side of the portfolio, holding periods are generally expected to be 1 to 2 years.

The Fund intends to use a traditional “long/short” hedging strategy to reduce portfolio volatility relative to a long-only equity exposure and isolate stock selection as the primary driver of returns. The Fund is not designed to be market neutral and may maintain meaningful net exposure to equity markets.

The Fund may also use exchange-traded and over-the-counter (OTC) derivatives, exchange-traded funds (ETFs), depository receipts, and foreign currencies. The Fund may employ leverage, including through the use of derivatives and short positions, and may have gross investment exposure that exceeds its net assets. The use of leverage may amplify both gains and losses and involve additional risks. The derivative securities that the Fund may purchase or sell (short) include OTC swaps, which can be used as a substitute for direct investments in equity securities to obtain exposure in markets where it may be challenging or limited, and spot foreign exchange (FX) contracts, which can be utilized for trading in local markets. A swap is a derivative contract, typically over-the-counter (OTC), where two parties agree to exchange cash flows or liabilities based on an underlying financial instrument (e.g., interest rates, currencies, or equities) for a set period. A spot foreign exchange (FX) contract is an agreement to buy or sell a specified amount of one currency in exchange for another currency at the current market rate (i.e., the spot rate) for settlement on a near-immediate basis. For most currencies, settlement occurs within two business days (T+2) after the trade date, although certain pairs (e.g., USD/CAD) settle in one business day (T+1).

The Fund may reduce or eliminate a position if the Sub-Advisor believes the position (i) has a stock price that has risen rapidly to the point that the company has become expensive by historical standards and far outpaces the Sub-Advisor’s valuation assessment, (ii) has been revalued or downgraded in terms of quality as a result of new research, (iii) through the displacement in the portfolio by a better idea, or (iv) when a

7

position increases too far beyond the Sub-Advisor’s desired weight and/or the increase in position size results in a sector, industry, or market capitalization size exposure on the portfolio level too far beyond the Sub-Advisors desired portfolio exposure.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

* * * * *

This Supplement, the Prospectus and the Statement of Additional Information provide the information a prospective investor should know about the Fund and should be retained for future reference. You may obtain the Prospectus or SAI without charge by calling the Fund at (877) 336-6763.

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